LOANS AND PAYMENT PLAN RECEIVABLES, Troubled Debt Restructurings (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Contract		Dec. 31, 2012 Contract		Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	$ 124,222,000		$ 143,663,000
Troubled debt restructuring, specific reserve	14,900,000		19,500,000
Additional amounts committed to lend as troubled debt restructurings	170,000		20,000
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	102		232		298
Pre-modification recorded balance	11,955,000		42,655,000		63,581,000
Post-modification recorded balance	10,368,000		39,037,000		55,620,000
Increase in allowance for loan losses	(300,000)		1,600,000		3,400,000
Charge offs due to troubled debt restructurings	500,000		1,000,000		4,700,000
TDR that subsequently defaulted [Abstract]
Number of contracts	9		16		35
Recorded Balance	1,486,000		2,346,000		9,954,000
Past due period for modified loans	90 days
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted	0		300,000		1,900,000
Charge-offs on TDRs that subsequently defaulted	200,000		800,000		1,800,000
Minimum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period	9 months
Modifications involving extension of maturity date, period range	1 month
Maximum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period	60 months
Modifications involving extension of maturity date, period range	60 months
Maximum in Certain Circumstances [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period	480 months
Modifications involving extension of maturity date, period range	193 months
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	39,481,000		48,509,000
Commercial [Member] | Income Producing - Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	6		20		42
Pre-modification recorded balance	4,798,000		9,464,000		21,061,000
Post-modification recorded balance	3,869,000		8,568,000		17,679,000
TDR that subsequently defaulted [Abstract]
Number of contracts	1		2		7
Recorded Balance	693,000		827,000		3,604,000
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	1		9		20
Pre-modification recorded balance	16,000		4,800,000		10,801,000
Post-modification recorded balance	0		4,858,000		7,464,000
TDR that subsequently defaulted [Abstract]
Number of contracts	1		0		4
Recorded Balance	334,000		0		3,036,000
Commercial [Member] | Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	23		50		64
Pre-modification recorded balance	2,522,000		9,951,000		11,133,000
Post-modification recorded balance	1,901,000		7,905,000		10,649,000
TDR that subsequently defaulted [Abstract]
Number of contracts	2		5		2
Recorded Balance	143,000		230,000		492,000
Mortgage [Member] | Family 1 4 [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	20		66		73
Pre-modification recorded balance	1,968,000		8,900,000		9,933,000
Post-modification recorded balance	1,995,000		8,488,000		9,423,000
TDR that subsequently defaulted [Abstract]
Number of contracts	1		2		10
Recorded Balance	106,000		148,000		1,191,000
Mortgage [Member] | Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	5		31		33
Pre-modification recorded balance	1,240,000		7,750,000		8,893,000
Post-modification recorded balance	1,231,000		7,514,000		8,749,000
TDR that subsequently defaulted [Abstract]
Number of contracts	1		4		6
Recorded Balance	156,000		887,000		1,311,000
Mortgage [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	1		1		2
Pre-modification recorded balance	95,000		15,000		69,000
Post-modification recorded balance	97,000		0		64,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0		0
Recorded Balance	0		0		0
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	0		0		1
Pre-modification recorded balance	0		0		23,000
Post-modification recorded balance	0		0		18,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0		0
Recorded Balance	0		0		0
Installment [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	25		18		21
Pre-modification recorded balance	659,000		666,000		678,000
Post-modification recorded balance	657,000		632,000		618,000
TDR that subsequently defaulted [Abstract]
Number of contracts	2		2		1
Recorded Balance	32,000		234,000		19,000
Installment [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	16		24		16
Pre-modification recorded balance	508,000		784,000		535,000
Post-modification recorded balance	508,000		768,000		514,000
TDR that subsequently defaulted [Abstract]
Number of contracts	1		1		5
Recorded Balance	22,000		20,000		301,000
Installment [Member] | Loans Not Secured By Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	5		13		26
Pre-modification recorded balance	149,000		325,000		455,000
Post-modification recorded balance	110,000		304,000		442,000
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0		0
Recorded Balance	0		0		0
Installment [Member] | Others 2 [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts	0		0		0
Pre-modification recorded balance	0		0		0
Post-modification recorded balance	0		0		0
TDR that subsequently defaulted [Abstract]
Number of contracts	0		0		0
Recorded Balance	0		0		0
Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	84,741,000		95,154,000
Performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	114,887,000		126,730,000
Performing TDR's [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	35,134,000		40,753,000
Performing TDR's [Member] | Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	79,753,000		85,977,000
Non-performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	9,335,000	[1],[2]	16,933,000	[1],[2]
Non-performing TDR's [Member] | Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	4,347,000	[2]	7,756,000	[2]
Non-performing TDR's [Member] | Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	$ 4,988,000	[1],[2]	$ 9,177,000	[1],[2]

[1]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.
[2]	Included in non-performing loans table.